                       HARRIS ASSOCIATES INVESTMENT TRUST
                       Two North LaSalle Street, Suite 500
                             Chicago, Illinois 60602


                                February 1, 2006





BY EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Ladies and Gentlemen:

                       HARRIS ASSOCIATES INVESTMENT TRUST
                       1933 ACT REGISTRATION NO. 033-38953
                       1940 ACT REGISTRATION NO. 811-06279

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Harris Associates Investment Trust (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on January 27, 2006 with an effective date of January 27, 2006.

                                         Very truly yours,

                                         HARRIS ASSOCIATES INVESTMENT TRUST


                                         /s/ Ann W. Regan
                                         ----------------------------------
                                         Ann W. Regan
                                         Vice President